Quarterly Holdings Report
for

Fidelity® Large Cap Core Enhanced Index Fund

May 31, 2019

CEI-QTLY-0719
1.850082.112

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	366,328	$11,202,310
Cogent Communications Group, Inc.	4,578	267,813
Verizon Communications, Inc.	208,668	11,341,106
		22,811,229
Entertainment - 1.8%
Activision Blizzard, Inc.	1,197	51,914
Cinemark Holdings, Inc.	29,202	1,109,384
Electronic Arts, Inc. (a)	23,072	2,147,542
Netflix, Inc. (a)	3,274	1,123,899
The Walt Disney Co.	59,190	7,815,448
Viacom, Inc. Class B (non-vtg.)	51,734	1,501,838
		13,750,025
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	10,063	11,134,710
Class C (a)	13,853	15,288,586
Facebook, Inc. Class A (a)	79,224	14,059,883
Match Group, Inc. (b)	3,844	263,891
		40,747,070
Media - 2.0%
Comcast Corp. Class A	248,029	10,169,189
DISH Network Corp. Class A (a)	14,382	519,334
Omnicom Group, Inc.	59,232	4,582,188
Sinclair Broadcast Group, Inc. Class A	12,255	657,848
		15,928,559

TOTAL COMMUNICATION SERVICES		93,236,883

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.2%
Dana Holding Corp.	57,010	831,776
Gentex Corp.	19,602	418,699
		1,250,475
Automobiles - 0.7%
Ford Motor Co.	531,038	5,055,482
General Motors Co.	5,315	177,202
		5,232,684
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,423	332,096
Frontdoor, Inc. (a)	5,021	201,894
		533,990
Hotels, Restaurants & Leisure - 1.1%
Chipotle Mexican Grill, Inc. (a)	3,777	2,492,707
Darden Restaurants, Inc.	1,268	147,494
Extended Stay America, Inc. unit	89,646	1,536,532
McDonald's Corp.	5,683	1,126,768
Starbucks Corp.	48,949	3,723,061
		9,026,562
Household Durables - 0.4%
PulteGroup, Inc.	51,206	1,587,386
Roku, Inc. Class A (a)	15,394	1,391,618
		2,979,004
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	15,489	27,494,059
eBay, Inc.	119,795	4,304,234
		31,798,293
Multiline Retail - 0.3%
Kohl's Corp.	13,647	673,070
Target Corp.	24,828	1,997,413
		2,670,483
Specialty Retail - 2.3%
AutoNation, Inc. (a)	3,886	153,380
AutoZone, Inc. (a)	4,798	4,928,074
Best Buy Co., Inc.	8,557	536,267
O'Reilly Automotive, Inc. (a)	840	311,951
Ross Stores, Inc.	9,896	920,229
The Home Depot, Inc.	39,668	7,530,970
TJX Companies, Inc.	67,088	3,373,856
		17,754,727
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	5,369	816,625
lululemon athletica, Inc. (a)	24,284	4,021,188
PVH Corp.	21,861	1,862,339
Ralph Lauren Corp.	36,902	3,879,507
		10,579,659

TOTAL CONSUMER DISCRETIONARY		81,825,877

CONSUMER STAPLES - 7.6%
Beverages - 1.5%
Coca-Cola Bottling Co. Consolidated	7,930	2,394,939
PepsiCo, Inc.	51,406	6,579,968
The Coca-Cola Co.	55,919	2,747,300
		11,722,207
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	31,315	7,502,448
Kroger Co.	124,407	2,837,724
Performance Food Group Co. (a)	5,350	210,523
Sysco Corp.	13,415	923,220
Walgreens Boots Alliance, Inc.	14,533	717,058
Walmart, Inc.	78,434	7,956,345
		20,147,318
Food Products - 0.5%
Flowers Foods, Inc.	33,673	753,265
Lamb Weston Holdings, Inc.	30,802	1,825,019
McCormick & Co., Inc. (non-vtg.)	5,922	924,069
The Hershey Co.	2,695	355,632
		3,857,985
Household Products - 2.4%
Clorox Co.	3,313	493,008
Colgate-Palmolive Co.	63,383	4,412,724
Kimberly-Clark Corp.	17,044	2,179,757
Procter & Gamble Co.	115,578	11,894,132
		18,979,621
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	25,645	4,129,614
Tobacco - 0.1%
Philip Morris International, Inc.	9,606	740,911

TOTAL CONSUMER STAPLES		59,577,656

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.	3,740	263,184
Chevron Corp.	98,053	11,163,334
ConocoPhillips Co.	104,655	6,170,459
Exxon Mobil Corp.	178,022	12,598,617
Marathon Oil Corp.	66,153	869,912
Marathon Petroleum Corp.	4,899	225,305
Pioneer Natural Resources Co.	6,035	856,729
Valero Energy Corp.	14,187	998,765
		33,146,305
FINANCIALS - 11.4%
Banks - 5.8%
Bank of America Corp.	319,307	8,493,566
Citigroup, Inc.	139,852	8,691,802
JPMorgan Chase & Co.	144,591	15,320,862
M&T Bank Corp.	17,507	2,794,117
SunTrust Banks, Inc.	1,602	96,136
Wells Fargo & Co.	225,309	9,996,960
		45,393,443
Capital Markets - 1.4%
Invesco Ltd.	212,771	4,157,545
Morgan Stanley	125,827	5,119,901
MSCI, Inc.	7,706	1,695,397
		10,972,843
Consumer Finance - 0.8%
Capital One Financial Corp.	10,212	876,904
Discover Financial Services	33,627	2,506,893
Synchrony Financial	75,271	2,531,364
		5,915,161
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	45,629	9,008,077
Insurance - 2.0%
Alleghany Corp. (a)	1,363	904,078
Allstate Corp.	29,160	2,785,072
American National Insurance Co.	709	80,379
Erie Indemnity Co. Class A	1,616	343,675
First American Financial Corp.	75,078	3,877,779
Kemper Corp.	3,758	311,876
Primerica, Inc.	845	97,057
Progressive Corp.	72,829	5,773,883
Selective Insurance Group, Inc.	17,892	1,281,962
Unum Group	12,059	379,738
		15,835,499
Mortgage Real Estate Investment Trusts - 0.3%
MFA Financial, Inc.	278,495	1,960,605

TOTAL FINANCIALS		89,085,628

HEALTH CARE - 15.7%
Biotechnology - 3.2%
AbbVie, Inc.	96,989	7,440,026
Amgen, Inc.	39,706	6,618,990
Biogen, Inc. (a)	23,920	5,245,417
Celgene Corp. (a)	14,753	1,383,684
Gilead Sciences, Inc.	40,552	2,524,362
Regeneron Pharmaceuticals, Inc. (a)	5,304	1,600,323
		24,812,802
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	114,477	8,715,134
Baxter International, Inc.	25,634	1,882,561
Boston Scientific Corp. (a)	24,294	933,133
Danaher Corp.	6,765	893,048
DexCom, Inc. (a)	3,163	383,672
Edwards Lifesciences Corp. (a)	1,563	266,804
Hill-Rom Holdings, Inc.	10,362	996,306
Hologic, Inc. (a)	4,952	217,938
IDEXX Laboratories, Inc. (a)	2,016	503,536
Medtronic PLC	7,931	734,252
ResMed, Inc.	1,309	149,383
		15,675,767
Health Care Providers & Services - 3.6%
Anthem, Inc.	22,227	6,178,661
Centene Corp. (a)	5,202	300,416
Cigna Corp.	14,005	2,073,020
CVS Health Corp.	96,942	5,076,853
HCA Holdings, Inc.	2,621	317,036
Humana, Inc.	5,971	1,462,059
Quest Diagnostics, Inc.	9,433	904,719
UnitedHealth Group, Inc.	48,718	11,780,012
		28,092,776
Health Care Technology - 0.2%
Cerner Corp.	28,024	1,960,839
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	6,346	1,947,651
Thermo Fisher Scientific, Inc.	1,628	434,643
		2,382,294
Pharmaceuticals - 6.4%
Allergan PLC	4,109	500,928
Bristol-Myers Squibb Co.	145,279	6,591,308
Eli Lilly & Co.	60,961	7,067,818
Johnson & Johnson	107,393	14,084,592
Merck & Co., Inc.	139,333	11,036,567
Pfizer, Inc.	271,505	11,272,888
		50,554,101

TOTAL HEALTH CARE		123,478,579

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
Moog, Inc. Class A	42,777	3,525,680
The Boeing Co.	23,157	7,910,663
		11,436,343
Airlines - 0.2%
Delta Air Lines, Inc.	26,348	1,356,922
Building Products - 0.4%
Johnson Controls International PLC (b)	92,263	3,553,971
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	20,002	1,124,512
Republic Services, Inc.	36,080	3,052,007
Tetra Tech, Inc.	3,880	261,978
Waste Management, Inc.	1,710	186,989
		4,625,486
Construction & Engineering - 0.5%
EMCOR Group, Inc.	52,602	4,237,617
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	2,969	395,797
Honeywell International, Inc.	13,003	2,136,523
Roper Technologies, Inc.	6,562	2,256,803
		4,789,123
Machinery - 2.6%
AGCO Corp.	60,956	4,057,231
Caterpillar, Inc.	46,708	5,596,085
Cummins, Inc.	31,648	4,771,252
Dover Corp.	34,265	3,063,634
Oshkosh Corp.	13,300	946,827
Woodward, Inc.	16,146	1,758,622
		20,193,651
Professional Services - 0.6%
FTI Consulting, Inc. (a)	3,861	324,015
IHS Markit Ltd. (a)	8,582	492,521
Insperity, Inc.	3,041	346,370
Robert Half International, Inc.	64,157	3,442,665
		4,605,571
Road & Rail - 1.7%
CSX Corp.	81,981	6,105,125
Kansas City Southern	7,012	794,319
Union Pacific Corp.	38,728	6,459,056
		13,358,500

TOTAL INDUSTRIALS		68,157,184

INFORMATION TECHNOLOGY - 22.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	224,601	11,685,990
Juniper Networks, Inc.	127,891	3,147,398
		14,833,388
Electronic Equipment & Components - 0.2%
Novanta, Inc. (a)	4,868	389,537
Zebra Technologies Corp. Class A (a)	4,606	789,653
		1,179,190
IT Services - 4.7%
Amdocs Ltd.	65,655	3,901,220
Automatic Data Processing, Inc.	5,639	902,917
Booz Allen Hamilton Holding Corp. Class A	9,148	577,879
DXC Technology Co.	35,017	1,664,708
Fidelity National Information Services, Inc.	2,978	358,253
IBM Corp.	59,366	7,538,888
MasterCard, Inc. Class A	39,083	9,828,984
PayPal Holdings, Inc. (a)	778	85,386
Visa, Inc. Class A	74,282	11,983,915
		36,842,150
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	228,371	10,057,459
Lam Research Corp.	25,137	4,389,172
Micron Technology, Inc. (a)	88,684	2,891,985
Qualcomm, Inc.	44,249	2,956,718
Xilinx, Inc.	33,142	3,390,758
		23,686,092
Software - 8.3%
Adobe, Inc. (a)	7,785	2,108,957
Cadence Design Systems, Inc. (a)	72,910	4,634,889
Fortinet, Inc. (a)	17,713	1,283,838
Intuit, Inc.	12,680	3,104,698
Microsoft Corp.	287,689	35,581,375
Nuance Communications, Inc. (a)	113,221	1,944,005
Oracle Corp.	66,216	3,350,530
Red Hat, Inc. (a)	1,408	259,494
Salesforce.com, Inc. (a)	35,875	5,431,834
Synopsys, Inc. (a)	41,034	4,777,999
The Trade Desk, Inc. (a)(b)	2,463	489,669
Verint Systems, Inc. (a)	38,088	2,161,494
		65,128,782
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	128,077	22,422,440
Hewlett Packard Enterprise Co.	241,721	3,316,412
HP, Inc.	254,461	4,753,331
Xerox Corp.	131,895	4,037,306
		34,529,489

TOTAL INFORMATION TECHNOLOGY		176,199,091

MATERIALS - 1.7%
Chemicals - 0.4%
DowDuPont, Inc.	17,760	542,035
Huntsman Corp.	121,886	2,117,160
		2,659,195
Metals & Mining - 1.3%
Newmont Goldcorp Corp.	118,659	3,926,426
Nucor Corp.	74,129	3,558,192
Reliance Steel & Aluminum Co.	35,939	2,992,641
		10,477,259

TOTAL MATERIALS		13,136,454

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	6,977	1,456,588
Apartment Investment & Management Co. Class A	17,706	884,415
Corrections Corp. of America	7,490	164,031
EastGroup Properties, Inc.	2,451	272,061
Empire State Realty Trust, Inc.	27,037	415,288
National Retail Properties, Inc.	10,182	545,042
Outfront Media, Inc.	18,882	465,441
PS Business Parks, Inc.	3,487	561,128
Public Storage	199	47,338
Realty Income Corp.	56,216	3,939,617
Retail Properties America, Inc.	34,308	407,922
RLJ Lodging Trust	47,965	823,559
Simon Property Group, Inc.	16,472	2,669,946
Spirit Realty Capital, Inc. (b)	18,232	777,777
		13,430,153
UTILITIES - 2.0%
Electric Utilities - 1.7%
Allete, Inc.	4,699	384,801
Exelon Corp.	115,477	5,552,134
NextEra Energy, Inc.	366	72,545
Pinnacle West Capital Corp.	18,087	1,698,550
PNM Resources, Inc.	56,651	2,668,829
Portland General Electric Co.	42,430	2,242,850
PPL Corp.	22,939	682,665
		13,302,374
Gas Utilities - 0.1%
New Jersey Resources Corp.	6,183	293,383
Southwest Gas Holdings, Inc.	8,198	697,978
		991,361
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	27,979	442,068
Multi-Utilities - 0.1%
MDU Resources Group, Inc.	13,725	338,733
NorthWestern Energy Corp.	3,584	254,249
		592,982

TOTAL UTILITIES		15,328,785

TOTAL COMMON STOCKS
(Cost $639,227,376)		766,602,595
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.46% 9/12/19 (c)
(Cost $993,082)	1,000,000	993,547
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 2.41% (d)	19,338,710	$19,342,577
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	3,404,014	3,404,355
TOTAL MONEY MARKET FUNDS
(Cost $22,746,898)		22,746,932
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $662,967,356)		790,343,074
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(6,473,729)
NET ASSETS - 100%		$783,869,345

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	125	June 2019	$17,203,750	$(336,215)	$(336,215)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $975,663.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$236,122
Fidelity Securities Lending Cash Central Fund	41,002
Total	$277,124

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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